Pension Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in benefit obligation:
Beginning balance	$ 120,723	$ 114,256
Service cost	8,829	8,345	9,753
Interest cost	5,167	5,148	4,548
Contributions by plan participants	739	579
Actuarial loss	9,408	730
Benefits paid	(4,395)	(7,333)
Settlements and curtailments		(4,937)
Foreign currency exchange rate changes	(3,299)	3,635
Other		300
Ending balance	137,172	120,723	114,256
Change in fair value of plan assets:
Beginning balance	102,085	95,495
Actual return on plan assets	2,931	125
Contributions by the employer	12,061	11,649
Contributions by plan participants	739	579
Ending balance	110,698	102,085	95,495
Benefits paid	(4,339)	(7,259)
Settlements and curtailments		(1,314)
Foreign currency exchange rate changes	(2,357)	3,110
Other	(422)	(300)
Funded status deficiency	(26,474)	(18,638)
Amounts recognized in the balance sheets:
Other long-term liabilities	26,474	18,638
Accumulated other comprehensive (loss) income:
Net actuarial losses	$ (19,929)	$ (18,279)